Long-Term Debt (Vistra Operations Credit Facilities) (Details) - Vistra Operations Company LLC [Member] - Line of Credit [Member] - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Feb. 28, 2018	Dec. 31, 2017	Dec. 31, 2017	Feb. 21, 2018	Nov. 30, 2017
Line of Credit Facility [Line Items]
Line of Credit Facility, Current Borrowing Capacity		$ 5,171	$ 5,171
Line of Credit Facility, Maximum Borrowing Capacity		5,360	5,360
Line Of Credit Facility, Borrowings Outstanding		4,311	4,311
Line of Credit Facility, Remaining Borrowing Capacity		841	841
Senior Secured Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		860	860
Line Of Credit Facility, Borrowings Outstanding		0	0
Line of Credit Facility, Remaining Borrowing Capacity		834	$ 834
Debt Instrument, Basis Spread on Variable Rate			2.50%
Senior Secured Revolving Credit Facility [Member] | Subsequent Event [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.25%
Senior Secured Revolving Credit Facility [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Debt Covenant, Outstanding Borrowings To Outstanding Commitments Threshold, Amount Of Letters Of Credit Excluded		$ 100	$ 100
Debt Covenant, Outstanding Borrowings To Outstanding Commitments Threshold, Percent		30.00%	30.00%
Debt Covenant, Net First Lien Debt To EBITDA Threshold		4.25	4.25
Senior Secured Initial Term Loan B Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 2,850	$ 2,850
Line Of Credit Facility, Borrowings Outstanding		2,821	2,821
Line of Credit Facility, Remaining Borrowing Capacity		$ 0	$ 0
Line of Credit Facility, Interest Rate at Period End		4.02%	4.02%
Senior Secured Incremental Term Loan B Facility [Member] [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 1,000	$ 1,000
Line Of Credit Facility, Borrowings Outstanding		990	990
Line of Credit Facility, Remaining Borrowing Capacity		$ 0	$ 0
Debt Instrument, Basis Spread on Variable Rate			2.75%
Line of Credit Facility, Interest Rate at Period End		4.20%	4.20%
Senior Secured Incremental Term Loan B Facility [Member] [Member] | Subsequent Event [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.25%
Senior Secured Incremental Term Loan B Facility [Member] [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Stated debt interest rate (percent)		0.75%	0.75%
Senior Secured Term Loan C Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 650	$ 650
Line Of Credit Facility, Borrowings Outstanding		500	500
Line Of Credit Facility, Unused Letter Of Credit Capacity		7	7
Line Of Credit Facility, Letters Of Credit Outstanding		493	$ 493
Repayments of Long-term Debt, Long-term Capital Lease Obligations, and Capital Securities		$ 150
Line of Credit Facility, Interest Rate at Period End		3.83%	3.83%
Senior Secured Revolving Credit Facility Letter Of Credit Sub-Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 715	$ 715		$ 600
Line Of Credit Facility, Letters Of Credit Outstanding		$ 26	$ 26
Line of Credit Facility, Interest Rate at Period End		2.50%	2.50%
Senior Secured Revolving Credit Facility Letter Of Credit Sub-Facility [Member] | Subsequent Event [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Interest Rate at Period End				2.25%
Senior Secured Initial Term Loan B And Incremental Term Loan B Facilities [Member]
Line of Credit Facility [Line Items]
Line Of Credit Facility, Percentage Of Debt Required To Be Repaid Annually			1.00%
Senior Secured Initial Term Loan B And Senior Secured Term Loan C Facilities [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate			2.50%
Senior Secured Initial Term Loan B And Senior Secured Term Loan C Facilities [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Stated debt interest rate (percent)		0.75%	0.75%